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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09911

Hussman Investment Trust
(Exact name of registrant as specified in charter)

6021 University Boulevard, Suite 490 Ellicott City, Maryland	21043
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	June 30, 2019

Date of reporting period:	March 31, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS - 104.3%	Shares	Value
Communication Services - 7.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	45,000	$2,660,850

Entertainment - 2.2%
AMC Entertainment Holdings, Inc. - Class A	75,000	1,113,750
Viacom, Inc. - Class B	100,000	2,807,000
Walt Disney Company (The)	30,000	3,330,900
		7,251,650
Interactive Media & Services - 0.6%
Momo, Inc. - ADR (a)	50,000	1,912,000

Media - 3.7%
AMC Networks, Inc. - Class A (a)	60,000	3,405,600
Gray Television, Inc. (a)	75,000	1,602,000
Interpublic Group of Companies, Inc. (The)	50,000	1,050,500
Omnicom Group, Inc.	20,000	1,459,800
Sirius XM Holdings, Inc.	800,000	4,536,000
		12,053,900
Wireless Telecommunication Services - 0.5%
Telephone and Data Systems, Inc.	50,000	1,536,500

Consumer Discretionary - 24.2%
Auto Components - 1.1%
Gentex Corporation	125,000	2,585,000
Gentherm, Inc. (a)	25,000	921,500
		3,506,500
Diversified Consumer Services - 0.4%
H&R Block, Inc.	35,000	837,900
Strategic Education, Inc.	5,000	656,550
		1,494,450
Hotels, Restaurants & Leisure - 5.1%
BJ's Restaurants, Inc.	50,000	2,364,000
Brinker International, Inc.	75,000	3,328,500
Cheesecake Factory, Inc. (The)	35,000	1,712,200
Dave & Buster's Entertainment, Inc.	35,000	1,745,450
Dunkin' Brands Group, Inc.	50,000	3,755,000

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 104.3% (continued)	Shares	Value
Consumer Discretionary - 24.2% (continued)
Hotels, Restaurants & Leisure - 5.1% (continued)
Starbucks Corporation	50,000	$3,717,000
		16,622,150
Household Durables - 0.4%
Garmin Ltd.	15,000	1,295,250

Internet & Direct Marketing Retail - 0.5%
Shutterstock, Inc.	35,000	1,632,050

Leisure Equipment & Products - 0.8%
Malibu Boats, Inc. - Class A (a)	65,000	2,572,700

Multiline Retail - 4.4%
Dollar General Corporation	25,000	2,982,500
Kohl's Corporation	50,000	3,438,500
Macy's, Inc.	75,000	1,802,250
Target Corporation	75,000	6,019,500
		14,242,750
Specialty Retail - 9.4%
American Eagle Outfitters, Inc.	200,000	4,434,000
Chico's FAS, Inc.	200,000	854,000
Dick's Sporting Goods, Inc.	85,000	3,128,850
DSW, Inc. - Class A	50,000	1,111,000
Express, Inc. (a)	200,000	856,000
Genesco, Inc. (a)	100,000	4,555,000
Hibbett Sports, Inc. (a)	100,000	2,281,000
Home Depot, Inc. (The)	5,000	959,450
Lowe's Companies, Inc.	20,000	2,189,400
Sally Beauty Holdings, Inc. (a)	125,000	2,301,250
Tile Shop Holdings, Inc.	100,000	566,000
Ulta Beauty, Inc. (a)	5,000	1,743,650
Urban Outfitters, Inc. (a)	75,000	2,223,000
Williams-Sonoma, Inc.	60,000	3,376,200
		30,578,800
Textiles, Apparel & Luxury Goods - 2.1%
Carter's, Inc.	20,000	2,015,800
Hanesbrands, Inc.	100,000	1,788,000
lululemon athletica, inc. (a)	15,000	2,458,050
Under Armour, Inc. - Class C (a)	35,000	660,450
		6,922,300

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 104.3% (continued)	Shares	Value
Consumer Staples - 5.4%
Food & Staples Retailing - 3.0%
Kroger Company (The)	125,000	$3,075,000
Sprouts Farmers Market, Inc. (a)	125,000	2,692,500
United Natural Foods, Inc. (a)	50,000	661,000
Walgreens Boots Alliance, Inc.	50,000	3,163,500
		9,592,000
Food Products - 2.4%
Archer-Daniels-Midland Company	75,000	3,234,750
Darling Ingredients, Inc. (a)	75,000	1,623,750
Flowers Foods, Inc.	50,000	1,066,000
Kellogg Company	35,000	2,008,300
		7,932,800
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Chevron Corporation	5,000	615,900
Phillips 66	25,000	2,379,250
		2,995,150
Financials - 3.9%
Banks - 0.3%
TCF Financial Corporation	50,000	1,034,500

Capital Markets - 0.7%
FactSet Research Systems, Inc.	10,000	2,482,700

Consumer Finance - 1.4%
American Express Company	25,000	2,732,500
Discover Financial Services	25,000	1,779,000
		4,511,500
Insurance - 1.5%
Aflac, Inc.	60,000	3,000,000
Progressive Corporation (The)	25,000	1,802,250
		4,802,250
Health Care - 22.2%
Biotechnology - 7.1%
Alexion Pharmaceuticals, Inc. (a)	20,000	2,703,600
Amgen, Inc.	20,000	3,799,600
Biogen, Inc. (a)	10,000	2,363,800
Celgene Corporation (a)	35,000	3,301,900
Emergent BioSolutions, Inc. (a)	10,000	505,200
Enanta Pharmaceuticals, Inc. (a)	10,000	955,200

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 104.3% (continued)	Shares	Value
Health Care - 22.2% (continued)
Biotechnology - 7.1% (continued)
Exact Sciences Corporation (a)	10,000	$866,200
Neurocrine Biosciences, Inc. (a)	10,000	881,000
PTC Therapeutics, Inc. (a)	50,000	1,882,000
Regeneron Pharmaceuticals, Inc. (a)	7,500	3,079,650
United Therapeutics Corporation (a)	25,000	2,934,250
		23,272,400
Health Care Equipment & Supplies - 3.5%
Cardiovascular Systems, Inc. (a)	50,000	1,933,000
ICU Medical, Inc. (a)	5,000	1,196,650
Inogen, Inc. (a)	15,000	1,430,550
Integer Holdings Corporation (a)	25,000	1,885,500
LivaNova plc (a)	20,000	1,945,000
NuVasive, Inc. (a)	35,000	1,987,650
Stryker Corp.	5,000	987,600
		11,365,950
Health Care Providers & Services - 5.9%
AMN Healthcare Services, Inc. (a)	25,000	1,177,250
BioTelemetry, Inc. (a)	15,000	939,300
Centene Corporation (a)	40,000	2,124,000
CVS Health Corporation	35,000	1,887,550
DaVita, Inc. (a)	35,000	1,900,150
Encompass Health Corporation	15,000	876,000
HCA Healthcare, Inc.	10,000	1,303,800
Henry Schein, Inc. (a)	60,000	3,606,600
Tenet Healthcare Corporation (a)	75,000	2,163,000
Universal Health Services, Inc. - Class B	15,000	2,006,550
WellCare Health Plans, Inc. (a)	5,000	1,348,750
		19,332,950
Life Sciences Tools & Services - 2.8%
Charles River Laboratories International, Inc. (a)	15,000	2,178,750
Luminex Corporation	125,000	2,876,250
NeoGenomics, Inc. (a)	200,000	4,092,000
		9,147,000
Pharmaceuticals - 2.9%
ANI Pharmaceuticals, Inc. (a)	13,500	952,290
Endo International plc (a)	200,000	1,606,000
Innoviva, Inc. (a)	125,000	1,753,750

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 104.3% (continued)	Shares	Value
Health Care - 22.2% (continued)
Pharmaceuticals - 2.9% (continued)
Mallinckrodt plc (a)	165,000	$3,587,100
Supernus Pharmaceuticals, Inc. (a)	40,000	1,401,600
		9,300,740
Industrials - 11.3%
Air Freight & Logistics - 2.5%
C.H. Robinson Worldwide, Inc.	25,000	2,174,750
Expeditors International of Washington, Inc.	35,000	2,656,500
Forward Air Corporation	15,000	970,950
United Parcel Service, Inc. - Class B	20,000	2,234,800
		8,037,000
Airlines - 0.6%
Spirit Airlines, Inc. (a)	35,000	1,850,100

Building Products - 0.8%
Allegion plc	30,000	2,721,300

Commercial Services & Supplies - 2.3%
Covanta Holding Corporation	125,000	2,163,750
Steelcase, Inc. - Class A	125,000	1,818,750
Tetra Tech, Inc.	60,000	3,575,400
		7,557,900
Construction & Engineering - 0.6%
Quanta Services, Inc.	50,000	1,887,000

Electrical Equipment - 0.9%
Generac Holdings, Inc. (a)	60,000	3,073,800

Marine - 0.8%
Matson, Inc.	75,000	2,706,750

Professional Services - 1.0%
Robert Half International, Inc.	50,000	3,258,000

Road & Rail - 1.0%
Landstar System, Inc.	30,000	3,281,700

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 104.3% (continued)	Shares	Value
Industrials - 11.3% (continued)
Trading Companies & Distributors - 0.8%
Fastenal Company	40,000	$2,572,400

Information Technology - 20.9%
Communications Equipment - 2.3%
Ciena Corporation (a)	65,000	2,427,100
F5 Networks, Inc. (a)	20,000	3,138,600
Juniper Networks, Inc.	75,000	1,985,250
		7,550,950
Electronic Equipment, Instruments & Components - 3.2%
CDW Corporation	7,500	722,775
Fabrinet (a)	50,000	2,618,000
FARO Technologies, Inc. (a)	25,000	1,097,750
KEMET Corporation	150,000	2,545,500
ScanSource, Inc. (a)	65,000	2,328,300
Zebra Technologies Corporation - Class A (a)	5,000	1,047,650
		10,359,975
IT Services - 3.8%
21Vianet Group, Inc. - ADR (a)	75,000	595,500
Akamai Technologies, Inc. (a)	50,000	3,585,500
Cardtronics plc - Class A (a)	75,000	2,668,500
Cognizant Technology Solutions Corporation - Class A	25,000	1,811,250
EVERTEC, Inc.	25,000	695,250
Genpact Ltd.	35,000	1,231,300
Virtusa Corporation (a)	35,000	1,870,750
		12,458,050
Semiconductors & Semiconductor Equipment - 6.1%
Canadian Solar, Inc. (a)	125,000	2,328,750
Cree, Inc. (a)	75,000	4,291,500
Diodes, Inc. (a)	15,000	520,500
Inphi Corporation (a)	25,000	1,093,500
Intel Corporation	65,000	3,490,500
JinkoSolar Holding Company Ltd. - ADR (a)	50,000	900,000
Micron Technology, Inc. (a)	25,000	1,033,250

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 104.3% (continued)	Shares	Value
Information Technology - 20.9% (continued)
Semiconductors & Semiconductor Equipment - 6.1% (continued)
Nanometrics, Inc. (a)	100,000	$3,088,000
QUALCOMM, Inc.	25,000	1,425,750
Xperi Corporation	75,000	1,755,000
		19,926,750
Software - 2.9%
FireEye, Inc. (a)	100,000	1,679,000
Globant S.A. (a)	25,000	1,785,000
Tableau Software, Inc. - Class A (a)	20,000	2,545,600
Verint Systems, Inc. (a)	25,000	1,496,500
VMware, Inc. - Class A (a)	10,000	1,805,100
		9,311,200
Technology Hardware, Storage & Peripherals - 2.6%
3D Systems Corporation (a)	225,000	2,421,000
HP, Inc.	100,000	1,943,000
NetApp, Inc.	25,000	1,733,500
Seagate Technology plc	25,000	1,197,250
Stratasys Ltd. (a)	50,000	1,191,000
		8,485,750
Materials - 5.7%
Chemicals - 1.0%
CF Industries Holdings, Inc.	25,000	1,022,000
LyondellBasell Industries N.V. - Class A	15,000	1,261,200
Mosaic Company (The)	35,000	955,850
		3,239,050
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	25,000	1,364,250

Metals & Mining - 4.3%
Agnico-Eagle Mines Ltd.	100,000	4,350,000
Barrick Gold Corporation	453,200	6,213,372
Newmont Mining Corporation	100,000	3,577,000
		14,140,372
Utilities - 2.0%
Electric Utilities - 2.0%
Entergy Corporation	15,000	1,434,450

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 104.3% (continued)	Shares	Value
Utilities - 2.0% (continued)
Electric Utilities - 2.0% (continued)
Exelon Corporation	100,000	$5,013,000
		6,447,450

Total Common Stocks (Cost $330,683,729)		$340,281,537

EXCHANGE-TRADED PUT OPTION CONTRACTS - 2.2%	Contracts	Notional Amount	Value
Nasdaq 100 Index Option, 06/21/2019 at $7,200	25	$18,446,928	$406,075
Russell 2000 Index Option, 06/21/2019 at $1,525	400	61,589,560	1,700,000
S&P 500 Index Option, 06/21/2019 at $2,800	900	255,096,000	5,175,000
Total Put Option Contracts (Cost $8,235,276)		$335,132,488	$7,281,075

Total Investments at Value - 106.5% (Cost $338,919,005)			$347,562,612

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 56.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.33% (b) (Cost $185,050,314)	185,050,314	$185,050,314

Total Investments and Money Market Funds at Value - 163.2% (Cost $523,969,319)		$532,612,926

Written Call Option Contracts - (63.2%)		(206,418,050)

Other Assets in Excess of Liabilities - 0.0% (c)		223,674

Net Assets - 100.0%		$326,418,550

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2019.
(c)	Percentage rounds to less than 0.1%.

The average monthly notional value of exchange-traded put option contracts during the nine months ended March 31, 2019 was $326,395,520.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

March 31, 2019 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Nasdaq 100 Index Option	25	$18,446,928	$4,000	06/21/2019	$8,454,850
Russell 2000 Index Option	400	61,589,560	700	06/21/2019	33,533,200
S&P 500 Index Option	900	255,096,000	1,000	06/21/2019	164,430,000
Total Written Call Option Contracts (Premiums received $200,881,682)		$335,132,488			$206,418,050

The average monthly notional value of exchange-traded written option contracts during the nine months ended March 31, 2019 was $327,866,647.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS - 24.7%	Shares	Value
Energy - 4.1%
Energy Equipment & Services - 1.8%
Halliburton Company	35,000	$1,025,500
Helmerich & Payne, Inc.	25,000	1,389,000
Schlumberger Ltd.	35,000	1,524,950
		3,939,450
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy Partners, L.P.	20,000	838,600
CNX Midstream Partners, L.P.	60,000	912,600
NuStar Energy, L.P.	31,000	833,590
ONEOK, Inc.	985	68,792
PBF Energy, Inc. - Class A	35,000	1,089,900
Valero Energy Corporation	15,000	1,272,450
Williams Companies, Inc. (The)	1,293	37,135
		5,053,067
Materials - 18.1%
Metals & Mining - 18.1%
Agnico-Eagle Mines Ltd.	125,000	5,437,500
AngloGold Ashanti Ltd. - ADR	200,000	2,620,000
Barrick Gold Corporation	700,000	9,597,000
Coeur Mining, Inc. (a)	25,000	102,000
Compania de Minas Buenaventura S.A.A. - ADR	25,000	432,000
Goldcorp, Inc.	500,000	5,720,000
Kinross Gold Corporation (a)	500,000	1,720,000
Newmont Mining Corporation	200,000	7,154,000
Pan American Silver Corporation	55,000	728,750
Royal Gold, Inc.	25,000	2,273,250
Sibanye Gold Ltd. - ADR (a)	181,900	751,247
Wheaton Precious Metals Corporation	75,000	1,786,500
Yamana Gold, Inc.	400,000	1,044,000
		39,366,247
Utilities - 2.5%
Electric Utilities - 1.9%
American Electric Power Company, Inc.	1,000	83,750
Duke Energy Corporation	9,333	839,970
Edison International	10,000	619,200
Entergy Corporation	1,000	95,630
Exelon Corporation	15,000	751,950

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 24.7% (continued)	Shares	Value
Utilities - 2.5% (continued)
Electric Utilities - 1.9% (continued)
FirstEnergy Corporation	1,000	$41,610
NextEra Energy, Inc.	1,000	193,320
Pinnacle West Capital Corporation	1,000	95,580
PPL Corporation	25,000	793,500
Southern Company (The)	15,000	775,200
		4,289,710
Independent Power and Renewable Electricity Producers - 0.4%
AES Corporation	50,000	904,000

Multi-Utilities - 0.2%
Ameren Corporation	1,000	73,550
Dominion Energy, Inc.	1,669	127,946
DTE Energy Company	1,000	124,740
Public Service Enterprise Group, Inc.	1,000	59,410
		385,646

Total Common Stocks (Cost $48,173,923)		$53,938,120

U.S. TREASURY OBLIGATIONS - 65.6%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 6.4%
2.50%, due 01/15/2029	$11,723,200	$13,895,656

U.S. Treasury Notes - 59.2%
1.25%, due 08/31/2019	50,000,000	49,744,141
1.50%, due 08/15/2026	25,000,000	23,582,042
2.25%, due 02/15/2027	20,000,000	19,850,781
2.25%, due 11/15/2027	10,000,000	9,895,898
2.875%, due 08/15/2028	25,000,000	25,979,004
		129,051,866

Total U.S. Treasury Obligations (Cost $139,468,186)		$142,947,522

EXCHANGE-TRADED FUNDS - 4.1%	Shares	Value
Invesco CurrencyShares British Pound Sterling Trust (a)	20,000	$2,526,000
Invesco CurrencyShares Euro Currency Trust (a)	20,000	2,140,400
Invesco CurrencyShares Japanese Yen Trust (a)	1,000	86,110

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED FUNDS - 4.1% (continued)	Shares	Value
Invesco CurrencyShares Swedish Krona Trust (a)	5,000	$501,447
Invesco CurrencyShares Swiss Franc Trust (a)	5,000	466,992
iShares 1-3 Year International Treasury Bond ETF	1,000	78,850
iShares Gold Trust (a)	25,000	309,500
iShares International Treasury Bond ETF	2,000	98,080
SPDR Bloomberg Barclays International Treasury Bond ETF	2,000	55,780
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	1,000	30,570
SPDR FTSE International Government Inflation-Protected Bond ETF	1,000	54,080
SPDR Gold Shares (a)	5,000	610,050
United States Oil Fund, L.P. (a)	150,000	1,875,000
Total Exchange-Traded Funds (Cost $8,199,051)		$8,832,859

Total Investments at Value - 94.4% (Cost $195,841,160)		$205,718,501

MONEY MARKET FUNDS - 5.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.33% (b) (Cost $12,058,597)	12,058,597	$12,058,597

Total Investments and Money Market Funds at Value - 99.9% (Cost $207,899,757)		$217,777,098

Other Assets in Excess of Liabilities - 0.1%		171,451

Net Assets - 100.0%		$217,948,549

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2019.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS - 89.0%	Shares	Value
Australia - 4.8%
Bapcor Ltd. (a)	40,000	$157,101
Crown Resorts Ltd. (a)	35,000	286,229
SEEK Ltd. (a)	15,000	187,121
Super Retail Group Ltd. (a)	40,000	228,367
TPG Telecom Ltd. (a)	40,000	197,510
		1,056,328
Belgium - 2.3%
AGFA-Gevaert N.V. (a) (b)	34,000	141,558
Colruyt S.A. (a)	5,000	369,443
		511,001
Canada - 14.0%
Air Canada (b)	10,000	241,031
BRP, Inc.	3,000	83,242
Great-West Lifeco, Inc.	10,000	242,154
iA Financial Corporation, Inc.	2,000	73,754
IGM Financial, Inc.	12,000	308,724
Magna International, Inc.	4,000	194,771
Manulife Financial Corporation	10,000	169,119
Metro, Inc.	8,000	294,536
MTY Food Group, Inc.	5,000	220,041
Open Text Corporation	7,500	287,969
Power Corporation of Canada	17,000	396,396
Ritchie Bros. Auctioneers, Inc.	7,000	237,657
Royal Bank of Canada	4,500	339,502
		3,088,896
Denmark - 3.7%
Demant A/S (a) (b)	5,000	147,982
Novo Nordisk A/S - Class B (a)	5,500	287,456
Tryg A/S (a)	13,500	370,598
		806,036
Finland - 0.5%
Tikkurila Oyj (a)	7,200	118,287

France - 4.2%
Albioma S.A. (a)	8,000	187,652
Elecnor S.A.	2,163	28,872
Electricite de France S.A. (a)	20,000	273,777
Eutelsat Communications S.A. (a)	11,000	192,624
Neopost S.A. (a)	10,500	251,458
		934,383

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 89.0% (continued)	Shares	Value
Germany - 4.8%
Bayerische Motoren Werke AG (a)	3,000	$231,633
Bertrandt AG (a)	1,400	99,248
Hugo Boss AG (a)	4,500	307,673
Norma Group SE (a)	4,000	194,369
SAP SE - ADR	1,000	115,460
STRATEC Biomedical AG (a)	1,500	101,344
		1,049,727
Italy - 0.4%
La Doria SpA	10,000	90,297

Japan - 17.2%
Advantest Corporation (a)	8,000	186,877
Digital Garage, Inc. (a)	8,000	235,394
Kanagawa Chuo Kotsu Company Ltd. (a)	8,900	305,777
Konica Minolta, Inc. (a)	20,000	197,221
Kurimoto Ltd. (a)	10,000	131,805
Marvelous, Inc. (a)	25,000	194,261
NuFlare Technology, Inc. (a)	6,000	333,565
Panasonic Corporation (a)	20,000	172,458
Shinko Plantech Company Ltd. (a)	30,000	320,400
SoftBank Group Corporation (a)	3,500	341,199
SRG Takamiya Company Ltd. (a)	25,000	153,477
Tosei Corporation (a)	25,000	226,576
Toshiba Corporation (a)	9,000	286,891
Towa Pharmaceutical Company Ltd. (a)	15,000	395,615
Toyota Motor Corporation (a)	5,000	294,581
		3,776,097
Netherlands - 4.0%
ASML Holding N.V.	700	131,284
Euronext N.V. (a)	5,000	317,206
NN Group N.V. (a)	5,000	208,024
Randstad Holding N.V. (a)	4,500	219,717
		876,231
New Zealand - 1.0%
Air New Zealand Ltd. (a)	130,000	224,587

Norway - 5.8%
Austevoll Seafood ASA	19,000	224,697
Borregaard ASA	24,000	237,915
Equinor ASA (a)	11,000	241,121
Gjensidige Forsikring ASA (a)	12,000	207,426

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 89.0% (continued)	Shares	Value
Norway - 5.8% (continued)
Norway Royal Salmon ASA	5,000	$115,943
Norwegian Air Shuttle ASA (a) (b)	9,000	45,972
Olav Thon Eiendomsselskap ASA (a)	11,000	193,431
		1,266,505
Portugal - 0.9%
EDP-Energias de Portugal S.A. (a)	50,000	196,712

Spain - 1.2%
Grupo Catalana Occidente S.A.	2,500	89,176
Miquel y Costas & Miquel S.A.	9,600	174,663
		263,839
Sweden - 10.2%
Concentric AB	4,000	63,248
Granges AB (a)	30,000	309,352
Hennes & Mauritz AB - B Shares (a)	8,000	133,474
Hexpol AB (a)	30,000	253,083
ICA Gruppen AB (a)	7,000	281,050
Modern Times Group MTG AB - Class B (a)	5,000	64,103
Mycronic AB (a)	25,000	356,815
Nordic Entertainment Group AB - Class B (b)	5,000	117,245
Peab AB (a)	20,000	173,093
SKF AB - B Shares (a)	15,000	249,574
Telia Company AB (a)	55,000	247,935
		2,248,972
Switzerland - 2.1%
Julius Baer Group Ltd. (a)	4,400	178,004
Swiss Re AG (a)	3,000	293,259
		471,263
United Kingdom - 11.9%
Bovis Homes Group plc (a)	10,000	138,616
Burberry Group plc (a)	8,500	216,629
Domino's Pizza Group plc (a)	50,000	157,786
Dunelm Group plc	12,000	135,893
Georgia Capital plc (b)	2,500	35,490
GlaxoSmithKline plc (a)	13,000	270,076
Hays plc (a)	150,000	293,486
Next plc (a)	4,000	290,654
PageGroup plc (a)	50,000	306,300
QinetiQ Group plc (a)	80,000	314,147
SThree plc	65,484	229,421

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 89.0% (continued)	Shares	Value
United Kingdom - 11.9% (continued)
Tesco plc (a)	75,000	$226,980
		2,615,478

Total Investments at Value - 89.0% (Cost $19,420,338)		$19,594,639

MONEY MARKET FUNDS - 2.2%	Shares	Value
Northern Institutional Treasury Portfolio, 2.32% (c) (Cost $482,732)	482,732	$482,732

Total Investments and Money Market Funds at Value - 91.2% (Cost $19,903,070)		$20,077,371

Other Assets in Excess of Liabilities - 8.8%		1,947,596

Net Assets - 100.0%		$22,024,967

ADR - American Depositary Receipt.

(a)	Level 2 security (Note 1).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of March 31, 2019.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2019 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communication Services - 6.1%
Diversified Telecommunication Services	2.0%
Entertainment	1.4%
Media	1.2%
Wireless Telecommunication Services	1.5%
Consumer Discretionary - 14.8%
Auto Components	0.9%
Automobiles	2.4%
Distributors	0.7%
Hotels, Restaurants & Leisure	3.0%
Household Durables	1.4%
Leisure Equipment & Products	0.4%
Multiline Retail	1.3%
Specialty Retail	2.3%
Textiles, Apparel & Luxury Goods	2.4%
Consumer Staples - 7.3%
Food & Staples Retailing	5.3%
Food Products	2.0%
Energy - 2.5%
Energy Equipment & Services	1.4%
Oil, Gas & Consumable Fuels	1.1%
Financials - 14.7%
Banks	1.6%
Capital Markets	3.8%
Insurance	9.3%
Health Care - 6.1%
Health Care Equipment & Supplies	1.1%
Health Care Technology	0.7%
Pharmaceuticals	4.3%
Industrials - 17.5%
Aerospace & Defense	1.4%
Airlines	2.3%
Commercial Services & Supplies	1.1%
Construction & Engineering	0.9%
Industrial Conglomerates	1.3%
Machinery	2.3%
Professional Services	6.1%
Road & Rail	1.4%
Trading Companies & Distributors	0.7%

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

Common Stocks by Sector/Industry (continued)	% of Net Assets
Information Technology - 9.5%
Electronic Equipment, Instruments & Components	1.6%
IT Services	1.1%
Semiconductors & Semiconductor Equipment	3.0%
Software	1.8%
Technology Hardware, Storage & Peripherals	2.0%
Materials - 5.6%
Chemicals	2.8%
Metals & Mining	2.0%
Paper & Forest Products	0.8%
Real Estate - 1.9%
Real Estate Management & Development	1.9%
Utilities - 3.0%
Electric Utilities	2.1%
Independent Power and Renewable Electricity Producers	0.9%
89.0%

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF FUTURES CONTRACTS SOLD SHORT

March 31, 2019 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Amount	Value/Unrealized Depreciation *
FINANCIAL FUTURES
Mini MSCI EAFE Index Futures	205	06/21/2019	$19,130,600	$(386,163)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date that contracts were opened through March 31, 2019.

The average monthly notional value of futures contracts sold short during the nine months ended March 31, 2019 was $20,241,822.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Communication Services - 9.0%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	1,200	$70,956

Entertainment - 2.3%
Viacom, Inc. - Class B	2,300	64,561
Walt Disney Company (The)	700	77,721
		142,282
Media - 5.6%
AMC Networks, Inc. - Class A (a)	1,300	73,788
Comcast Corporation - Class A	1,600	63,968
Gray Television, Inc. (a)	3,000	64,080
Interpublic Group of Companies, Inc. (The)	3,300	69,333
Sirius XM Holdings, Inc.	13,000	73,710
		344,879
Consumer Discretionary - 13.6%
Auto Components - 2.1%
Gentex Corporation	2,600	53,768
Gentherm, Inc. (a)	2,000	73,720
		127,488
Hotels, Restaurants & Leisure - 3.6%
BJ's Restaurants, Inc.	900	42,552
Brinker International, Inc.	1,700	75,446
Cheesecake Factory, Inc. (The)	1,500	73,380
Chuy's Holdings, Inc. (a)	1,500	34,155
		225,533
Internet & Direct Marketing Retail - 1.3%
Shutterstock, Inc.	1,700	79,271

Multiline Retail - 0.7%
Macy's, Inc.	1,800	43,254

Specialty Retail - 4.0%
Dick's Sporting Goods, Inc.	2,100	77,301
Express, Inc. (a)	8,000	34,240
Gap, Inc. (The)	2,100	54,978
Williams-Sonoma, Inc.	1,500	84,405
		250,924

HUSSMAN STRATEGIC VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.6% (continued)	Shares	Value
Consumer Discretionary - 13.6% (continued)
Textiles, Apparel & Luxury Goods - 1.9%
Carter's, Inc.	700	$70,553
Tapestry, Inc.	1,500	48,735
		119,288
Consumer Staples - 9.4%
Beverages - 1.0%
Boston Beer Company, Inc. (The) - Class A (a)	200	58,946

Food & Staples Retailing - 4.0%
Kroger Company (The)	2,500	61,500
Sprouts Farmers Market, Inc. (a)	2,700	58,158
Walgreens Boots Alliance, Inc.	1,000	63,270
Weis Markets, Inc.	1,600	65,296
		248,224
Food Products - 4.1%
Darling Ingredients, Inc. (a)	4,000	86,600
J.M. Smucker Company (The)	400	46,600
Sanderson Farms, Inc.	500	65,920
Tyson Foods, Inc. - Class A	800	55,544
		254,664
Personal Products - 0.3%
Nu Skin Enterprises, Inc. - Class A	400	19,144

Financials - 11.6%
Banks - 2.0%
BankUnited, Inc.	1,500	50,100
TCF Financial Corporation	3,600	74,484
		124,584
Capital Markets - 1.1%
Cohen & Steers, Inc.	1,600	67,632

Consumer Finance - 2.3%
American Express Company	800	87,440
Discover Financial Services	800	56,928
		144,368
Insurance - 6.2%
Aflac, Inc.	1,600	80,000
National General Holdings Corporation	3,000	71,190
Progressive Corporation (The)	1,200	86,508

HUSSMAN STRATEGIC VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.6% (continued)	Shares	Value
Financials - 11.6% (continued)
Insurance - 6.2% (continued)
Reinsurance Group of America, Inc.	600	$85,188
W.R. Berkley Corporation	700	59,304
		382,190
Health Care - 12.7%
Health Care Providers & Services - 10.7%
AMN Healthcare Services, Inc. (a)	1,500	70,635
Cardinal Health, Inc.	1,100	52,965
Cigna Corporation	194	31,199
CVS Health Corporation	800	43,144
Encompass Health Corporation	1,400	81,760
HCA Healthcare, Inc.	600	78,228
Henry Schein, Inc. (a)	1,200	72,132
Quest Diagnostics, Inc.	800	71,936
Select Medical Holdings Corporation (a)	5,500	77,495
Tenet Healthcare Corporation (a)	2,800	80,752
		660,246
Life Sciences Tools & Services - 1.1%
Luminex Corporation	3,000	69,030

Pharmaceuticals - 0.9%
Jazz Pharmaceuticals plc (a)	400	57,180

Industrials - 17.2%
Air Freight & Logistics - 3.8%
C.H. Robinson Worldwide, Inc.	700	60,893
Expeditors International of Washington, Inc.	800	60,720
Forward Air Corporation	1,000	64,730
Hub Group, Inc. - Class A (a)	1,300	53,105
		239,448
Airlines - 1.3%
Delta Air Lines, Inc.	1,600	82,640

Commercial Services & Supplies - 2.8%
Knoll, Inc.	3,500	66,185
Steelcase, Inc. - Class A	4,000	58,200
Tetra Tech, Inc.	800	47,672
		172,057

HUSSMAN STRATEGIC VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.6% (continued)	Shares	Value
Industrials - 17.2% (continued)
Electrical Equipment - 1.8%
Generac Holdings, Inc. (a)	1,100	$56,353
Sensata Technologies Holding plc (a)	1,200	54,024
		110,377
Professional Services - 3.6%
Navigant Consulting, Inc.	3,100	60,357
Resources Connection, Inc.	3,800	62,852
Robert Half International, Inc.	1,500	97,740
		220,949
Trading Companies & Distributors - 3.9%
Aircastle Ltd.	4,000	80,960
Fastenal Company	1,200	77,172
MSC Industrial Direct Company, Inc. - Class A	1,000	82,710
		240,842
Information Technology - 22.9%
Communications Equipment - 2.1%
F5 Networks, Inc. (a)	500	78,465
Juniper Networks, Inc.	2,000	52,940
		131,405
Electronic Equipment, Instruments & Components - 5.2%
Corning, Inc.	3,000	99,300
Fabrinet (a)	1,500	78,540
Insight Enterprises, Inc. (a)	1,300	71,578
KEMET Corporation	4,200	71,274
		320,692
IT Services - 7.9%
Akamai Technologies, Inc. (a)	1,000	71,710
Cognizant Technology Solutions Corporation - Class A	1,100	79,695
EVERTEC, Inc.	3,300	91,773
Genpact Ltd.	2,800	98,504
Hackett Group, Inc. (The)	5,000	79,000
MAXIMUS, Inc.	1,000	70,980
		491,662
Semiconductors & Semiconductor Equipment - 1.1%
QUALCOMM, Inc.	1,200	68,436

Software - 0.9%
j2 Global, Inc.	600	51,960

HUSSMAN STRATEGIC VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 97.6% (continued)	Shares	Value
Information Technology - 22.9% (continued)
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	300	$56,985
HP, Inc.	4,000	77,720
Immersion Corporation (a)	8,000	67,440
NetApp, Inc.	1,200	83,208
Seagate Technology plc	1,400	67,046
		352,399
Utilities - 1.2%
Electric Utilities - 1.2%
Exelon Corporation	1,500	75,195

Total Common Stocks (Cost $5,755,185)		$6,048,145

EXCHANGE-TRADED PUT OPTION CONTRACTS - 0.0% (b)	Contracts	Notional Amount	Value
S&P 500 Index Option, 06/21/2019 at $2,000 (Cost $8,428)	21	$5,952,240	$3,108

Total Investments at Value - 97.6% (Cost $5,763,613)			$6,051,253

HUSSMAN STRATEGIC VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 30.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.33% (c) (Cost $1,914,239)	1,914,239	$1,914,239

Total Investments and Money Market Funds at Value - 128.5% (Cost $7,677,852)		$7,965,492

Written Call Option Contracts - (28.2%)		(1,750,518)

Liabilities in Excess of Other Assets - (0.3%)		(16,186)

Net Assets - 100.0%		$6,198,788

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of March 31, 2019.

The average monthly notional value of exchange-traded put option contracts during the nine months ended March 31, 2019 was $6,201,961.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC VALUE FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

March 31, 2019 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
S&P 500 Index Option (Premiums received $1,562,372)	21	$5,952,240	$2,000	06/21/2019	$1,750,518

The average monthly notional value of exchange-traded written option contracts during the nine months ended March 31, 2019 was $6,201,961.

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

1. Securities, Options and Futures Valuation

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund, Hussman Strategic International Fund and Hussman Strategic Value Fund (each, a “Fund,” and collectively, the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges, other than options, are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices. Securities traded on a foreign stock exchange are valued at their closing prices on the principal exchange where they are traded; however, on days when the value of securities traded on foreign stock exchanges may be materially affected by events occurring before the Funds’ pricing time, but after the close of the primary markets or exchanges on which such securities are traded, such securities typically will be valued at their fair value as determined by an independent pricing service approved by the Board of Trustees where such value is believed to reflect the market values of such securities as of the time of computation of the net asset values of the Funds. As a result, the prices of foreign securities used to calculate a Fund’s net asset value may differ from quoted or published prices for these securities. Values of foreign securities are translated from the local currency into U.S. dollars using prevailing currency exchange rates as of the close of the NYSE supplied by an independent pricing service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of net asset value. As of March 31, 2019, all options held by Hussman Strategic Growth Fund and Hussman Strategic Value Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of regular trading on the NYSE or, if not available, at the mean of their bid and ask prices.

Fixed income securities not traded or dealt in upon any securities exchange, but for which over-the-counter market quotations are readily available, generally are valued at the mean of their closing bid and ask prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost if the Adviser, under the supervision of the Board of Trustees, determines that the amortized cost value of the security is fair value.

Investments representing shares of other open-end investment companies, other than shares of exchange-traded funds, are valued at their net asset values per share as reported by such companies.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and other financial instruments will be valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among market makers.

•	Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Option contracts purchased or written by Hussman Strategic Growth Fund and Hussman Strategic Value Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value. U.S. Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs,” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because such securities are typically valued at their fair value as determined by an independent pricing service.

As previously noted, the Trust uses an independent pricing service to determine the fair value of portfolio securities traded on a foreign securities exchange when the value of such securities may be materially affected by events occurring before a Fund’s pricing time, but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be: country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed likely to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. The frequency of use of this procedure depends on market events and thus cannot be predicted. However, the procedure may be utilized to a significant extent by Hussman Strategic International Fund.

Determining the fair value of portfolio securities involves reliance on judgment, and a security’s fair value may differ depending on the method used for determining value. With respect to a portfolio security that has been valued at fair value, there can be no assurance that a Fund could purchase or sell that security at a price equal to the fair value of such security used in calculating the Fund’s net asset value. Because of the inherent uncertainty in fair valuations and the various factors considered in determining fair value, there can be significant deviations between the fair value at which a portfolio security is being carried and the price at which it can be sold. Moreover, to the extent Hussman Strategic International Fund has significant holdings of foreign securities, fair valuation may be used more frequently than for the other Funds.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of March 31, 2019 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$340,281,537	$-	$-	$340,281,537
Put Option Contracts	-	7,281,075	-	7,281,075
Money Market Funds	185,050,314	-	-	185,050,314
Total Investments in Securities and
Money Market Funds	$525,331,851	$7,281,075	$-	$532,612,926

Other Financial Instruments:
Written Call Option Contracts	$-	$(206,418,050)	$-	$(206,418,050)
Total Other Financial Instruments	$-	$(206,418,050)	$-	$(206,418,050)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$53,938,120	$-	$-	$53,938,120
U.S. Treasury Obligations	-	142,947,522	-	142,947,522
Exchange-Traded Funds	8,832,859	-	-	8,832,859
Money Market Funds	12,058,597	-	-	12,058,597
Total Investments in Securities and
Money Market Funds	$74,829,576	$142,947,522	$-	$217,777,098

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$4,878,500	$14,716,139	$-	$19,594,639
Money Market Funds	482,732	-	-	482,732
Total Investments in Securities and
Money Market Funds	$5,361,232	$14,716,139	$-	$20,077,371

Other Financial Instruments:
Futures Contracts Sold Short	$(386,163)	$-	$-	$(386,163)
Total Other Financial Instruments	$(386,163)	$-	$-	$(386,163)

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Hussman Strategic Value Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$6,048,145	$-	$-	$6,048,145
Put Option Contracts	-	3,108	-	3,108
Money Market Funds	1,914,239	-	-	1,914,239
Total Investments in Securities and
Money Market Funds	$7,962,384	$3,108	$-	$7,965,492

Other Financial Instruments:
Written Call Option Contracts	$-	$(1,750,518)	$-	$(1,750,518)
Total Other Financial Instruments	$-	$(1,750,518)	$-	$(1,750,518)

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and industry type or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above. As of March 31, 2019, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

2. Investment Transactions

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is based upon the federal income tax cost of investment securities as of March 31, 2019:

			Hussman
	Hussman	Hussman	Strategic	Hussman
	Strategic	Strategic Total	International	Strategic
	Growth Fund	Return Fund	Fund	Value Fund
Cost of investments, money market funds and written option contracts	$323,185,588	$211,939,985	$19,903,070	$6,116,987
Gross unrealized appreciation	$29,403,141	$9,654,448	$1,604,965	$642,381
Gross unrealized depreciation	(26,393,853)	(3,817,335)	(1,430,664)	(544,394)
Net unrealized appreciation	$3,009,288	$5,837,113	$174,301	$97,987

The difference between the federal income tax cost of portfolio investments and the cost of portfolio investments on the Schedules of Investments for Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales and adjustments to basis on publicly traded partnerships and grantor trusts.

4. Certain Investments and Associated Risks

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in each Fund’s Prospectus. Among these risks are those associated with investments in derivative instruments, investments in shares of money market funds, concentration of investments within a particular business sector and, in the case of Hussman Strategic International Fund, investments in foreign securities.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Risks of Derivative Instruments – The purchase and sale of derivative instruments, including options and futures contracts, and other derivative transactions involve risks different from those involved with direct investments in securities and also require different skills from the Adviser in managing each Fund’s portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Funds, if the Adviser is not successful in employing such instruments in managing a Fund’s investments or in anticipating general market movements, the Fund’s performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments held by the Funds and the options, futures or other derivative instruments used to hedge those investments. It is also possible that a Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the options, futures or other markets. In addition, a Fund will pay commissions and other costs in connection with its transactions in such instruments, which may increase its expenses and reduce its investment performance.

Investments in Money Market Funds – In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may at times invest a significant portion of its assets in shares of money market funds. As of March 31, 2019, Hussman Strategic Growth Fund and Hussman Strategic Value Fund had 56.7% and 30.9%, respectively, of the value of their net assets invested in shares of a money market fund registered under the Investment Company Act of 1940. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Funds incur additional indirect expenses due to acquired fund fees and expenses to the extent they invest in shares of money market funds.

Sector Risk – If a Fund has significant investments in securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector.

Foreign Investment Risk – Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risks. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on securities prices and impair an investor’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair a foreign issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk associated with investment in such debt. The values of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to reporting standards or regulatory requirements that differ from those applicable to U.S. companies.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

As of March 31, 2019, investments by Hussman Strategic International Fund in issuers in the United Kingdom (the “UK”) represented 13.3% of the value of its stock portfolio and investments by the Fund in issuers in countries within the European Union (the “EU”), including the UK, represented 49.6% of the value of its stock portfolio. EU member countries that use the Euro as their currency (so-called Eurozone countries) lack the ability to implement an independent monetary policy and may be significantly affected by requirements that limit their fiscal options. Following the recent global economic crisis, some of these countries have depended on, and may continue to be dependent on, assistance from others such as the European Central Bank and other governments or institutions, and failure to implement reforms as a condition of assistance may have negative long-term effects for the economies of those countries and other European countries. In June 2016, voters in the UK approved a referendum calling for the exit of the UK from the EU (a process commonly referred to as “Brexit”), and in March 2017, the UK triggered withdrawal procedures under which there would be a period of two years during which the terms of the UK’s exit from the EU would be negotiated. A treaty between the UK and the EU was subsequently negotiated to govern the terms of the UK’s withdrawal from the EU and under which there would be a 21-month transition period and arrangements intended to avoid significant disruptions to trade and financial markets that might otherwise result from the withdrawal. In January 2019, this treaty was rejected by the UK Parliament. Then in March 2019, after the Prime Minister of the UK had gone back to the EU to secure further legal assurances, the UK Parliament rejected it again. It is thus increasingly likely that the UK withdrawal from the EU will occur on October 31, 2019, without any agreements governing trade between the UK and the EU and without any transition arrangements. If the UK leaves the EU without transition arrangements and without agreements on trade, finance and other matters, the UK will be required to trade with the EU under World Trade Organization rules, under which there would be customs and regulatory checks, and tariffs imposed on goods that the UK exports to the EU. These developments could have a negative impact on the UK economy and the economies of the EU and other European countries and could result in greater volatility of global financial and currency markets. They may also result in depreciation of the British pound sterling and the Euro relative to the U.S. dollar, which would adversely affect the U.S. dollar values of investments of Hussman Strategic International Fund that are denominated in these currencies to the extent that the currency exposure of these investments is not fully hedged. There presently is considerable uncertainty regarding the impact of Brexit on the economies and financial markets of the UK and of the EU and other European countries, and following Brexit, there may be an extended period of political and economic uncertainty and market volatility in the UK, the EU, other European countries and globally, which may adversely impact the prices and liquidity of securities held by Hussman Strategic International Fund.

As of March 31, 2019, Hussman Strategic International Fund had 19.3% of the value of its stock portfolio invested in stocks of companies domiciled in Japan. At times, the Japanese economy has been negatively affected by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade and natural disasters. These factors, as well as other adverse political developments, increases in government debt, and changes to fiscal monetary or trade policies, may negatively affect Japanese markets and the prices of stocks of Japanese companies.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	May 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	May 20, 2019

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	May 20, 2019

*	Print the name and title of each signing officer under his or her signature.